Regulatory Capital Matters Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Regulatory Capital Requirements under Banking Regulations [Abstract]
Retained earnings available to be declared as dividend	$ 188.5	$ 190.8	$ 190.9